EXHIBIT 99.2

John Deere Owner Trust 2010

Statement to Certificateholders

$224,000,000   Class A-1  0.34384% Asset Backed Notes due May 16, 2011

$147,000,000   Class A-2  0.72000% Asset Backed Notes due July 16, 2012

$267,000,000   Class A-3  1.32000% Asset Backed Notes due May 15, 2014

$70,189,000   Class A-4  2.13000% Asset Backed Notes due October 17, 2016

$39,240,380  Asset Backed Certificates

Payment Date:			18-Jan-11

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$12,876,919.87
		per $1,000 original principal amount:	$57.49

	(b)	Class A-2 Notes:	$13,330,081.32
		per $1,000 original principal amount:	$90.68

	(c)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$26,207,001.19

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$4,181.62
		per $1,000 original principal amount:	$0.02

		(ii) Class A-2 Notes:	$88,200.00
		per $1,000 original principal amount:	$0.60

		(iii) Class A-3 Notes:	$293,700.00
		per $1,000 original principal amount:	$1.10

		(iv) Class A-4 Notes:	$124,585.48
		per $1,000 original principal amount:	$1.78

		(v)	Total:	$510,667.10

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$509,272,504.72

	(b)	Note Value at end of related Collection Period:		$510,099,298.68

	(c)	Pool Face Amount at the end of related Collection Period:		$550,122,454.72

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$133,669,918.68
		(ii)	A-2 Note Pool Factor:	0.9093192

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$267,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$70,189,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance	$39,240,380.00
		(ii)	Certificate Pool Factor:	1.0000000

(5)	Amount of Servicing Fee:			$446,285.17
	per $1,000 original principal amount:			$0.60
	(a)	Amount of Servicing Fee earned:		$446,285.17
	(b)	Amount of Servicing Fee paid:		$446,285.17
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	Aggregate Purchase Amounts for Collection Period:			$0.00

(10)	(i)	Amount in Reserve Account:		$14,948,588.00
	(ii)	Specified Reserve Account Balance:		$14,948,588.00

(11)	(i)	Face Amount of Receivables 60 days or more past due:		$7,624,509.98
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.50%

(12)	(i)	Aggregate amount of net losses for the collection period:	$204,922.76
	(ii)	Cumulative amount of net losses:	$887,418.48
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.12%